INCOME TAXES - Income tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Loss before income taxes	$ (39,490)	$ (17,978)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	$ (10,465)	$ (4,617)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	8,937	4,268
Share-based payments	1,769	538
Tax effect of renounced flow-through expenditures	406
Non-taxable mining duties	(219)	(217)
Other	(28)	28
Income tax	400	0
Composition of deferred income taxes in the income statement:
Taxes payable	400
Income tax	$ 400	$ 0
FEDERAL
Income Tax Disclosure [Line Items]
Tax recovery computed at applicable statutory tax rate	26.50%
PROVINCIAL
Income Tax Disclosure [Line Items]
Tax recovery computed at applicable statutory tax rate		26.50%